Risk management - Aging analyses (past due but performing): Business lending portfolio, outstandings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 967,655	€ 951,934
Business lending
Disclosure of credit risk exposure [line items]
Financial assets	7,659	8,121
Business lending | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	1,736	1,159
Business lending | America
Disclosure of credit risk exposure [line items]
Financial assets	1,986	2,146
Business lending | UK
Disclosure of credit risk exposure [line items]
Financial assets	639	1,863
Business lending | Past due but performing
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(462)
Business lending | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	6,452	7,331
Increase (decrease) in financial assets	(879)
Business lending | Past due for 1–30 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	1,147	1,036
Increase (decrease) in financial assets	(1,097)
Business lending | Past due for 1–30 days | America
Disclosure of credit risk exposure [line items]
Financial assets	1,901	2,076
Increase (decrease) in financial assets	(284)
Business lending | Past due for 1–30 days | UK
Disclosure of credit risk exposure [line items]
Financial assets	579	1,676
Increase (decrease) in financial assets	(175)
Business lending | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	629	727
Increase (decrease) in financial assets	515
Business lending | Past due for 31–60 days | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	77	108
Business lending | Past due for 31–60 days | America
Disclosure of credit risk exposure [line items]
Financial assets	67	71
Business lending | Past due for 31–60 days | UK
Disclosure of credit risk exposure [line items]
Financial assets	€ 49	€ 178